LEASES (Details 2) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Rental Income	$ 452,000	$ 691,000
Troika Design [Member]
Rental Income	0	186,000
Mission US [Member]
Rental Income	289,000	292,000
Mission UK [Member]
Rental Income	$ 163,000	$ 213,000